INTANGIBLE ASSETS (Details 1) - USD ($)	Sep. 30, 2015	Dec. 31, 2014
Finite-Lived Intangible Assets [Line Items]
Balance 2015	$ 700,000	$ 3,589,000
2016	3,526,000	3,037,000
2017	2,802,000	2,980,000
2018	2,802,000	2,179,000
2019	1,188,000	2,679,000
2020 and thereafter	839,000
Finite-Lived Intangible Assets, Net, Total	11,857,000	14,464,000
Finite Lived Intangible Assets Amortization Expenses	$ 11,857,000	$ 14,464,000